Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions

Note 16 - Related Party Transactions

Executive Directors’ Service Agreements

On March 24, 2025, the Company entered into Executive Directors’ Service Agreements with Justin Floyd (Chief Executive Officer) and Soumaya Hamzaoui (Chief Operating Officer). Both agreements outline compensation, benefits, equity awards, and participation in standard employee benefit plans, and constitute related-party transactions due to their roles as directors and executive officers.

Justin Floyd (CEO)

Under the terms of the agreement, Mr. Floyd is entitled to:

●	$500,000 annual base salary, payable in accordance with normal payroll practices, and subject to increase (but not decrease) at the discretion of the Board;

●	A $200,000 relocation payment;

●	A target annual bonus equal to 100% of base salary, with the actual bonus determined based on individual and/or Company performance goals approved by the Board or a designated subcommittee, payable no later than March 15 following the performance year;

●	A target annual equity compensation award of at least $4,000,000, subject to a four-year vesting period and other terms set by the Board;

●	Eligibility for customary health, welfare, and fringe benefit plans.

In connection with the Company’s initial public offering, the Board agreed to consider granting Mr. Floyd a one-time equity award valued at $3,000,000, subject to a four-year vesting period under a separate grant agreement.

Soumaya Hamzaoui (COO)

Under the terms of the agreement, Ms. Hamzaoui is entitled to:

●	$450,000 annual base salary, payable in accordance with normal payroll practices and subject to increase (but not decrease) at the discretion of the Board;

●	A target annual bonus equal to 90% of base salary, with the actual bonus determined based on individual and/or Company performance goals and payable no later than March 15 following the performance year;

●	A target annual equity compensation award of at least $2,100,000, subject to a four-year vesting period and other terms set by the Board;

●	Eligibility for customary health, welfare, and fringe benefit plans.

In connection with the initial public offering, the Board agreed to consider granting Ms. Hamzaoui a one-time equity award valued at $2,000,000, subject to a four-year vesting period under a separate grant agreement.

REDCLOUD HOLDINGS PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025, AND 2024

Note 16 - Related Party Transactions (continued)

Non-Executive Director Letters of Appointment

On March 24, 2025, the Company entered into Non-Executive Director (NED) appointment agreements with Hans Kunz and Nikolaus Senn, both of whom qualify as related parties.

Hans Kunz (Chairperson of the Board)

Under the agreement, Mr. Kunz is entitled to:

●	An annual director fee of $55,000;

●	An additional $75,000 for serving as Chairperson of the Board;

●	Options to acquire $95,000 worth of ordinary shares, vesting immediately at an exercise price equal to the IPO price, with the number of options determined using the Black-Scholes-Merton valuation model.

Nikolaus Senn (Non-Executive Director)

Under the agreement, Mr. Senn is entitled to:

●	An annual director fee of $55,000;

●	Options to acquire $95,000 worth of ordinary shares, vesting immediately at the IPO price, with the number of options determined using the Black-Scholes-Merton valuation model.

Shareholder Loan and Convertible Shareholder Loan Agreements

The Company’s shareholder loans and convertible shareholder loans discussed in Note 9 – Borrowings are transactions with certain common stock shareholders and therefore constitute related-party transactions.

During the year ended December 31, 2025, the Company also entered into additional related-party financing transactions, including the £1,500,000 shareholder loan (converted to equity pre-IPO), the shareholder-guaranteed £2,800,000 bank facility, and two CHF 2,000,000 unsecured shareholder loans, all of which are described in Note 9.

REDCLOUD HOLDINGS PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025, AND 2024